Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
7.	Cash and Cash Equivalents

	December 31,
	2018	2019
	(in thousands)
Cash on hand, demand deposits and checking accounts	$30,134,051	46,290,722
Time deposits	38,939,198	34,124,011
Government bonds with reverse repurchase agreements	90,047	35,039
	$69,163,296	80,449,772

Refer to note 41 for the disclosure of credit risk, currency risk and sensitivity analysis of the financial instruments of the Company.

As at December 31, 2018 and 2019, no cash and cash equivalents were pledged with banks as collaterals.